Consolidated Statements of Operations and Comprehensive (Loss)/Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues (including revenue from related parties of 147,921, RMB34,107 and RMB1,583 for the years ended June 30, 2023, 2024 and 2025, respectively)		¥ 2,725,592	$ 380,478	¥ 3,795,331	¥ 3,081,381
Cost of revenues		(503,733)	(70,318)	(550,310)	(391,498)
Gross profit		2,221,859	310,160	3,245,021	2,689,883
Operating expenses:
Sales and marketing expenses		(1,611,261)	(224,923)	(2,586,977)	(2,408,464)
Research and development expenses		(98,525)	(13,754)	(144,868)	(219,781)
General and administrative expenses		(115,172)	(16,077)	(125,765)	(175,246)
Impairment loss on long-lived assets				(2,652)
Impairment loss on goodwill				(7,389)
Total operating expenses		(1,824,958)	(254,754)	(2,867,651)	(2,803,491)
(Loss)/Income from operations		396,901	55,406	377,370	(113,608)
Other income:
Interest income		4,999	698	10,520	5,328
Remeasurement gain of previously held equity interests in connection with step acquisition		8,109	1,132
Others, net		59,478	8,303	28,965	21,313
(Loss)/Income before income tax expense		469,487	65,539	416,855	(86,967)
Income tax expense		(112,919)	(15,763)	(31,328)	(21,685)
Net (loss)/income		356,568	49,776	385,527	(108,652)
Net loss attributable to non-controlling interests		2,162	302		115
Net (loss)/income attributable to QuantaSing Group Limited		358,730	50,078	385,527	(108,537)
Accretion of the Company’s preferred shares					(22,379)
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited		¥ 358,730	$ 50,078	¥ 385,527	¥ (130,916)
Weighted average number of ordinary shares used in computing net (loss)/income per share
—Basic (in Shares)	[1]	161,291,663	161,291,663	164,998,649	103,948,398
—Diluted (in Shares)	[1]	165,196,242	165,196,242	170,045,651	103,948,398
Net (loss)/income per ordinary share attributable to QuantaSing Group Limited
—Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.22	$ 0.31	¥ 2.34	¥ (1.26)
—Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.17	$ 0.3	¥ 2.27	¥ (1.26)
Net (loss)/income		¥ 356,568	$ 49,776	¥ 385,527	¥ (108,652)
Net loss attributable to non-controlling interests		2,162	302		115
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax		(806)	(113)	(4,869)	20,343
Total other comprehensive income/(loss)		(806)	(113)	(4,869)	20,343
Total comprehensive (loss)/income		355,762	49,663	380,658	(88,309)
Comprehensive loss attributable to non-controlling interests		2,162	302		115
Comprehensive (loss)/income attributable to QuantaSing Group Limited		¥ 357,924	$ 49,965	¥ 380,658	¥ (88,194)

[1]	Basic and diluted net (loss)/income per share are computed using the weighted average number of ordinary shares outstanding during the period, including 3,318,369, 3,092,516 and 810,696 vested options with nominal exercise price for the years ended June 30, 2023, 2024 and 2025.